Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GALLERY TRUST
Entity Central Index Key	0001651872
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000162391
Shareholder Report [Line Items]
Fund Name	Mondrian International Value Equity Fund
Class Name	Institutional Shares
Trading Symbol	MPIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Mondrian International Value Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/international-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/international-value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian International Value Equity Fund, Institutional Shares	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

International equity markets have risen strongly over the past twelve months. Europe led returns, driven by German fiscal stimulus focused on defense and infrastructure which improved the economic outlook for the region. The Danish equity market lagged, driven by its outsized exposure to Novo Nordisk, which published disappointing trial data for its latest obesity drug and lowered growth expectations as competition intensified. The Spanish and Italian market outperformance was driven by financials. The financials sector led returns on the back of strong earnings, shareholder returns, and an improved European outlook, whilst the health care sector lagged on concerns around the impact of US government policy on the sector. Most major international currencies appreciated against the US dollar. The Fund outperformed the MSCI EAFE Index in the past twelve months. Country allocation added to relative returns: The underweight position in the relatively weak Swiss market and the lack of exposure to the weak Danish market more than offset the negative impact of the overweight position in the relatively weak French market. The French equity market lagged amid renewed political instability surrounding a controversial budget proposal. Stock selection in Germany and Singapore held back relative returns: Stock selection in Germany was held back by Evonik, the diversified German chemicals company, which lagged on the back of weak demand in selected end-markets, with the commoditized Performance Materials segment particularly under pressure. In Singapore, United Overseas Bank, the Singaporean bank, lagged the strong market as excess liquidity in the region pressured net interest margins. This was partly offset by strong stock selection in Spain where Banco Santander, the Spanish bank, was buoyed by strong earnings and strong capital generation that drove a step up in shareholder returns. Sector allocation slightly added to relative returns: The positive impact of the underweight positions in the relatively weak materials and health care sectors and overweight position in the strong utilities sector more than offset the negative impact of the underweight position in the strong financials sector. Strong stock selection within the consumer discretionary and financials sectors added to relative returns. Stock selection in consumer discretionary was driven by Sony, the Japanese diversified entertainment and electronics group, which outperformed on the strength of its gaming division. Currency allocation held back relative returns: The positive impact of the underweight position in the relatively weak Australian dollar was more than offset by the underweight position in the strong Swiss franc and lack of exposure to the strong Swedish krona.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mondrian International Value Equity Fund, Institutional Shares Footnote Reference**	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†
Oct/15	$1,000,000	$1,000,000
Oct/16	$971,723	$967,734
Oct/17	$1,179,526	$1,194,547
Oct/18	$1,102,120	$1,112,668
Oct/19	$1,189,496	$1,235,549
Oct/20	$976,831	$1,150,737
Oct/21	$1,335,565	$1,544,064
Oct/22	$1,055,392	$1,188,947
Oct/23	$1,254,011	$1,360,165
Oct/24	$1,531,277	$1,672,542
Oct/25	$1,912,779	$2,057,758

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Mondrian International Value Equity Fund, Institutional SharesFootnote Reference**	24.91%	14.38%	6.70%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,077,709,249
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 5,586,258
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,077,709,249	49	$5,586,258	39%

Holdings [Text Block]

Country Weightings*

Value	Value
Other Countries	1.4%
Austria	1.4%
Finland	1.7%
Netherlands	1.9%
Singapore	2.8%
Spain	3.3%
Switzerland	4.8%
Hong Kong	6.0%
Italy	7.2%
Germany	9.5%
France	15.4%
United Kingdom	19.7%
Japan	24.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Lloyds Banking Group PLC	3.5%
Enel SpA	3.5%
Nestle SA	3.4%
Banco Santander SA	3.3%
SSE PLC	3.3%
GSK PLC	3.2%
Allianz SE	3.1%
Snam SpA	2.9%
Sanofi SA	2.9%
Associated British Foods PLC	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/international-value-equity-fund/
C000204585
Shareholder Report [Line Items]
Fund Name	Mondrian Emerging Markets Value Equity Fund
Class Name	Institutional Shares
Trading Symbol	MPEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Mondrian Emerging Markets Value Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Emerging Markets Value Equity Fund, Institutional Shares	$106	0.92%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Emerging Markets (EM) asset class delivered strong returns over the twelve-month period, with the MSCI EM Index gaining 27.91%. Performance rebounded sharply following the broad market sell-off in April 2025, which was triggered by recently elected President Trump’s “Liberation Day” trade tariffs. All EM regions performed broadly in line with the overall Index: Latin America (+28.1%), Asia (+28.0%), and EMEA (+27.1%). A dominant global equity theme during the period was the growing expectation for the monetisation of Artificial Intelligence (AI). Within Asia, this theme most clearly benefitted South Korea (+68.2%), Taiwan (+37.8%), and China (+33.7%). Key EM companies central to the AI value chain — such as TSMC, Hon Hai, SK Hynix, Samsung Electronics, and Alibaba — drove much of this strength. South Korea was also helped by continued progress on its “Corporate Value-Up” reforms, supported by the new government, which prompted many corporates to enhance shareholder return policies. Similarly, in China, the government signalled more supportive macroeconomic policies to stimulate growth and encourage domestic consumption. In contrast, India (-1.2%) underperformed as earnings growth struggled to meet elevated expectations implied by high starting valuations. The Fund’s underweight position in India contributed over 300 bps to relative performance. Market returns across Europe, the Middle East, and Africa (EMEA) were broadly positive. South Africa (+41.2%) benefitted from strength in gold and PGM mining companies, while the UAE (+42.8%) led the Middle East, and smaller European markets were supported by hopes for improved geopolitical stability. In Latin America, Mexico (+38.3%) outperformed on expectations it would gain trade advantages with the US relative to peers. The Mondrian Emerging Markets Equity Fund returned +30.69%, outperforming the Index, driven by a combination of positive stock selection and top-down allocation factors. Strong stock selection in Taiwan and India was a key contributor, while the large underweight to India was the main positive top-down factor. Although an overweight to Indonesia detracted due to the market’s relative underperformance, this was partially offset by good stock selection within the Fund’s Indonesian holdings. Within Latin America, the Fund’s performance was supported by overweight allocations to Mexico and Peru, partially offset by an overweight to Brazil, which lagged the region. An underweight to South Africa, particularly the mining sector, held back relative returns within EMEA. At the sector level, relative outperformance was primarily driven by stock selection within consumer discretionary, consumer staples, and IT. An underweight allocation to the IT sector was a modest headwind given the sector’s overall strength during the period. Across other sectors, the Fund’s health care positioning also added value.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mondrian Emerging Markets Value Equity Fund, Institutional Shares Footnote Reference**	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Oct/15	$1,000,000	$1,000,000
Oct/16	$1,058,282	$1,092,674
Oct/17	$1,240,616	$1,381,695
Oct/18	$1,099,999	$1,208,759
Oct/19	$1,222,374	$1,352,069
Oct/20	$1,291,702	$1,463,636
Oct/21	$1,476,020	$1,711,873
Oct/22	$1,050,880	$1,180,741
Oct/23	$1,229,664	$1,308,253
Oct/24	$1,489,906	$1,639,442
Oct/25	$1,947,138	$2,097,083

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Mondrian Emerging Markets Value Equity Fund, Institutional SharesFootnote Reference**	30.69%	8.55%	6.89%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 22,428,652
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 39,500
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,428,652	61	$39,500	44%

Holdings [Text Block]

Country Weightings*

Value	Value
Other Countries	6.5%
Finland	1.6%
Malaysia	1.7%
Philippines	1.9%
United Arab Emirates	3.7%
Mexico	3.9%
Indonesia	4.8%
Saudi Arabia	4.9%
Brazil	8.1%
India	10.0%
South Korea	11.9%
Taiwan	15.5%
China	28.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	10.3%
Alibaba Group Holding Ltd	4.8%
Samsung Electronics Co Ltd, Preference	4.2%
HDFC Bank Ltd	3.0%
Tencent Holdings Ltd	2.9%
Bank Rakyat Indonesia Persero Tbk PT	2.8%
Hon Hai Precision Industry Co Ltd	2.6%
Shinhan Financial Group Co Ltd	2.2%
Axis Bank Ltd	2.2%
Telkom Indonesia Persero Tbk PT	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/
C000206727
Shareholder Report [Line Items]
Fund Name	Mondrian Global Listed Infrastructure Fund
Class Name	Institutional Shares
Trading Symbol	MGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Mondrian Global Listed Infrastructure Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Listed Infrastructure Fund, Institutional Shares	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Global markets were strong over the period despite some volatility in the first half. April saw a sharp sell-off following President Trump’s Liberation Day tariff announcements, but sentiment improved over the subsequent months as expectations grew that the final US tariffs would be lower than feared. Growth-oriented sectors led gains as semiconductor names rallied with the reversal of Biden-era export restrictions and rising enthusiasm for AI technologies. The MSCI ACW index rose 22.64%. The MSCI ACW Core Infrastructure index underperformed this index, mainly due to a lack of exposure to AI-related sectors like IT and communication services, as well as a higher weighting in the relatively weak North American railroad sector. The fund outperformed this index, primarily due to stock selection in the transportation infrastructure sector. Eiffage, the French tollroad operator, was the largest contributor to the fund’s return. Eiffage is seen as a key beneficiary of the German government’s landmark €500 billion infrastructure spending plan, which is expected to drive revenues for the contracting business. The company also reported strong operational results over the year, with steady earnings growth across the group and a record-high order backlog. Guangdong Investment, the Chinese water utility, saw its share price rise following the successful carve-out of its troubled property investment business. Guangdong Investment’s exposure to real estate development had grown during China’s late 2010s property boom, and the slowdown in the sector since 2021 had been an overhang on the company’s share price in recent years. The company announced the carve-out of the property development segment at the end of 2024, and since then investors have refocused attention on the core business: a highly profitable, stable and cash flow-generative water utility. Promotora y Operadora de Infraestrutura (PINFRA), the Mexican tollroad operator, was another strong performer over the year. The company benefitted from a resilient domestic macroeconomic backdrop despite the uncertainty caused by tariffs, as well as falling Mexican bond yields. Investors also reacted positively to PINFRA’s sale of its non-core Altamira Port operation at a favourable valuation. Edison International, the US electric utility, was the main detractor over the period following the South California wildfires in January. One of the wildfires ignited within Edison’s service area, causing the share price to fall as investors attempted to gauge the utility’s involvement in the fire and potential associated financial costs. Cellnex and American Tower, the telecom tower operators, also saw their share prices decrease during the year. Rate-sensitive telecom tower stocks have lagged other sectors in recent years as long-term interest rates have remained elevated. In the case of Cellnex, the market has also been concerned about a recent wave of consolidation amongst European mobile operators, which could reduce the number of customers hosted on Cellnex’s towers.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mondrian Global Listed Infrastructure Fund, Institutional Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI ACWI Core Infrastructure (USD) (NR)Footnote Reference*Footnote Reference†
Dec/18	$1,000,000	$1,000,000	$1,000,000
Oct/19	$1,214,932	$1,177,720	$1,192,352
Oct/20	$1,086,633	$1,235,284	$1,095,897
Oct/21	$1,365,905	$1,695,766	$1,359,639
Oct/22	$1,210,436	$1,357,337	$1,239,464
Oct/23	$1,249,867	$1,499,883	$1,181,160
Oct/24	$1,548,957	$1,991,706	$1,475,659
Oct/25	$1,826,516	$2,442,685	$1,622,071

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Mondrian Global Listed Infrastructure Fund, Institutional Shares	17.92%	10.95%	9.16%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	13.87%
MSCI ACWI Core Infrastructure (USD) (NR)Footnote Reference*Footnote Reference†	9.92%	8.16%	7.29%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,283,584
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,283,584	28	$-	28%

Holdings [Text Block]

Country Weightings*

Value	Value
Other Countries	3.0%
Portugal	3.5%
Australia	3.6%
Chile	3.6%
Japan	3.7%
Mexico	3.8%
United Kingdom	3.9%
Spain	7.3%
China	7.4%
Canada	8.4%
Italy	10.0%
France	12.0%
United States	29.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Prologis Inc REIT	4.7%
Canadian National Railway	4.4%
CSX Corp	4.3%
Vinci SA	4.1%
Veolia Environnement SA	4.1%
South Bow, Cl W	4.1%
Eversource Energy	4.0%
SSE PLC	3.9%
American Tower REIT	3.8%
Guangdong Investment Ltd	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/
C000220240
Shareholder Report [Line Items]
Fund Name	Mondrian Global Equity Value Fund
Class Name	Institutional Shares
Trading Symbol	MPGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Mondrian Global Equity Value Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-equity-value-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/global-equity-value-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Equity Value Fund, Institutional Shares	$82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Global markets got off to a strong start in the period, led by the US. Cyclical sectors outperformed on the expectation that a Republican-controlled Congress would implement favourable economic policies, including tax reform and deregulation, stimulating growth, and boosting corporate profitability. Markets subsequently declined in the first quarter of 2025, driven by a wave of tariff announcements from the Trump administration and growing concerns over consumer confidence, which heightened fears of a potential US recession. Weakness continued into April, when there was a sharp sell-off following President Trump’s Liberation Day tariff announcements which proposed >30% tariffs on key partners and 125% levies on China. Growth-oriented sectors, particularly IT and communication services, led gains as semiconductor names rallied with the reversal of Biden-era export restrictions and rising enthusiasm for AI technologies. This rally continued into the third quarter of 2025 as clarity on US fiscal, monetary, and trade policy saw cyclical names outperform. Market strength reflected investor optimism as policy clarity and monetary easing bolstered expectations for the global economy. This optimism continued into October as the Federal Reserve lowered interest rates, hopes grew around a potential US-China trade agreement, and corporate earnings largely exceeded expectations. The Fund gained 20.80% over the twelve months, a challenging period for a defensive value manager, slightly underperforming the strongly rising MSCI AC World Index which gained 22.64%, while providing a very solid absolute return. Negative stock selection, in particular in the US, drove the majority of relative returns while overweight exposure to the weaker consumer staples and healthcare sectors and underweight exposure to the stronger IT sector also held back returns. Sector allocation was a headwind: Overweight exposure to the consumer staples and healthcare sectors, as well as underweight exposure to the better-performing IT sector, held back returns. These negative effects were only slightly offset by underweight exposure to the relatively weaker energy sector. Stock selection at the country level also held back returns: Stock selection was strong in the UK and Japan. However, this was more than offset by weaker selections in the US: not holding NVIDIA, whose current valuation is not sufficiently attractive according to our dividend discount methodology, pulled back returns by more than 100bps. However, country allocation added to returns: Overweight exposure to the relatively weaker French and German markets, as well as having no exposure to the better performing Canadian market, held back returns. But this was more than offset by the Fund’s overweight exposure to South Korea, and by having no exposure to the weaker Danish market. Currency allocation was also a positive contributor: The Fund’s overweight exposure to the better-performing euro and British pound, as well the underweight exposure to the relatively weaker US dollar, added to returns. This more than offset the negative of having no exposure to the relatively stronger Swedish krona.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mondrian Global Equity Value Fund, Institutional Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Jun/20	$1,000,000	$1,000,000
Oct/20	$1,022,000	$1,055,018
Oct/21	$1,309,106	$1,448,301
Oct/22	$1,089,856	$1,159,259
Oct/23	$1,271,982	$1,281,003
Oct/24	$1,586,765	$1,701,055
Oct/25	$1,916,821	$2,086,222

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Mondrian Global Equity Value Fund, Institutional Shares	20.80%	13.40%	12.96%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	14.76%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 346,263,008
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 1,641,840
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$346,263,008	56	$1,641,840	43%

Holdings [Text Block]

Country Weightings*

Value	Value
Other Countries	7.3%
Taiwan	1.6%
Netherlands	1.7%
Finland	1.8%
Singapore	1.9%
China	3.3%
South Korea	3.5%
Italy	4.3%
Germany	4.3%
United Kingdom	6.4%
Japan	6.8%
France	8.7%
United States	47.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alphabet Inc, Cl A	3.7%
Samsung Electronics Co Ltd, Preference	3.0%
Thermo Fisher Scientific	2.9%
Enel SpA	2.8%
Lloyds Banking Group PLC	2.8%
Charles Schwab Corp	2.7%
Associated British Foods PLC	2.6%
Sony Corp Group	2.4%
Merck & Co Inc	2.4%
DuPont de Nemours	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/global-equity-value-fund/